Grants and other liabilities (Details) $ in Thousands	3 Months Ended
	Mar. 31, 2018 USD ($) Type	Mar. 31, 2017 USD ($)	Dec. 31, 2017 USD ($)	Oct. 02, 2013 USD ($)
Grants and other liabilities [Abstract]
Grants	$ 1,197,683		$ 1,225,877
Other liabilities	478,516		410,183
Grant and other non-current liabilities	$ 1,676,199		1,636,060
Number of grant types | Type	2
Solana and Mojave [Member]
Grants and other liabilities [Abstract]
Income from grants	$ 14,900	$ 15,000
U.S. Department of Treasury [Member]
Grants and other liabilities [Abstract]
Grants	763,000		771,000
Federal Financing Bank [Member]
Grants and other liabilities [Abstract]
Grants	432,000		452,000
Liberty Interactive Corporation [Member]
Grants and other liabilities [Abstract]
Grant and other non-current liabilities	357,000		$ 352,000
Class A membership investment				$ 300,000
Finance lease liabilities	$ 60,000